Shareholder Report, Average Annual Return (Details) 190621_Boston Common ESG Impact International Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Boston Common ESG Impact International Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Common ESG Impact International Fund
Average Annual Return, Percent	8.46%	4.78%	6.23%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	14.99%	11.15%	8.17%